PELP Acquisition Business Combination Revenues and Net Income (FY) (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Business Combinations [Abstract]
Revenues	$ 21,470	$ 21,202
Net income	$ 1,302	$ 1,297